PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Leasehold improvements	$761	$694
Computers, hardware and software	95	95
Research and development equipment	740	788
Other equipment	933	824
Construction in progress	15,507	12,986
	18,036	15,387
Less accumulated depreciation and amortization	(1,151)	(717)
Total property and equipment, net	$16,885	$14,670